Share - Based Compensation (Tables)	12 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share based compensation expense

Year Ended June 30,	2012	2011	2010
SARs and options	$2,058	$2,473	$3,020
Performance shares	1,983	1,705	1,076
Restricted stock and RSUs	2,325	1,453	1,029
Total compensation costs under award programs	$6,366	$5,631	$5,125

Weighted-average assumptions used for SARs and stock option grants issued

	2012	2011	2010
Expected life, in years	5.6	5.1	5.5
Risk free interest rate	1.1%	1.6%	2.4%
Dividend yield	2.5%	2.5%	2.5%
Volatility	44.2%	46.2%	52.2%
Per share fair value of SARs and stock options granted during the year	$9.88	$9.78	$8.45

Summary of SARs and stock option activity

Year Ended June 30, 2012	Shares	Weighted-Average Exercise Price
(Share amounts in thousands)
Outstanding, beginning of year	1,804	$22.68
Granted	246	30.14
Exercised	(802)	21.83
Forfeited	(20)	25.94
Outstanding, end of year	1,228	$24.68
Exercisable at end of year	794	$23.37

Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity

Year Ended June 30, 2012	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	222	$23.23
Granted	31	28.34
Forfeitures	(47)	27.15
Vested	(144)	20.67
Nonvested, end of year	62	$28.80

Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity

Year Ended June 30, 2012	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	162	$25.97
Granted	135	31.58
Forfeitures	(31)	27.30
Vested	(15)	31.42
Nonvested, end of year	251	$28.50